INCOME TAXES - Summary of deferred tax assets (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 4,601,000	$ 4,455,000
State and city net operating loss carry forwards net of federal tax benefit	1,315,000	1,272,000
Deferred Tax Assets, Gross	5,916,000	5,727,000
Less: Valuation allowance	5,916,000	5,727,000
Total